Leases (Details) - Schedule of right-of-use assets and lease liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases (Details) - Schedule of right-of-use assets and lease liabilities [Line Items]
Additions to property, plant and equipment	$ 41,390	$ 27,108
Depreciation	(8,682)	(5,878)
Interest	1,513	769
Foreign exchange	647	238
Less current portion of lease liabilities	(4,346)	(3,626)
Non-current portion of lease liabilities	9,227	7,397
Total ROU assets [Member]
Leases (Details) - Schedule of right-of-use assets and lease liabilities [Line Items]
As at January 1, 2021	5,393
Additions and extensions to ROU assets	5,939
Additions to property, plant and equipment
Depreciation	(1,168)
Lease termination	(767)
Lease liabilities converted to long-term debt
Payments
Issuance of warrants
Interest
Foreign exchange
As at December 31, 2021	9,397	5,393
Lease liabilities [Member]
Leases (Details) - Schedule of right-of-use assets and lease liabilities [Line Items]
As at January 1, 2021	11,023
Additions and extensions to ROU assets	5,911
Additions to property, plant and equipment	7,786
Depreciation
Lease termination	(892)
Lease liabilities converted to long-term debt	(3,904)
Payments	(5,746)
Issuance of warrants	(2,160)
Interest	1,513
Foreign exchange	42
As at December 31, 2021	13,573	11,023
Less current portion of lease liabilities	(4,346)
Non-current portion of lease liabilities	9,227
Leased premises [Member]
Leases (Details) - Schedule of right-of-use assets and lease liabilities [Line Items]
As at January 1, 2021	5,129
Additions and extensions to ROU assets	5,713
Additions to property, plant and equipment
Depreciation	(1,040)
Lease termination	(764)
Lease liabilities converted to long-term debt
Payments
Issuance of warrants
Interest
Foreign exchange
As at December 31, 2021	9,038	5,129
Vehicles [Member]
Leases (Details) - Schedule of right-of-use assets and lease liabilities [Line Items]
As at January 1, 2021	180
Additions and extensions to ROU assets	205
Additions to property, plant and equipment
Depreciation	(99)
Lease termination	(3)
Lease liabilities converted to long-term debt
Payments
Issuance of warrants
Interest
Foreign exchange
As at December 31, 2021	283	180
Other equipment [Member]
Leases (Details) - Schedule of right-of-use assets and lease liabilities [Line Items]
As at January 1, 2021	84
Additions and extensions to ROU assets	21
Additions to property, plant and equipment
Depreciation	(29)
Lease termination
Lease liabilities converted to long-term debt
Payments
Issuance of warrants
Interest
Foreign exchange
As at December 31, 2021	$ 76	$ 84